Investment in debt securities (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Debt Securities [Abstract]
Held to Maturity Investment in Debt Securities
The maturity schedule of the outstanding investments in debt securities that are classified as held-to-maturity as of December 31, 2025, is as follows:

Maturity date	Carrying amount	Fair value	Unrealized gains
Due within 1 year	—	—	—
Due in 1-5 years	750,000	760,658	10,658
Due in 5-10 years	—	—	—
Total	750,000	760,658	10,658

Carrying Amount and Unrealized Gains of Trading Debt Securities
The following table presents the carrying amount and unrealized gains of trading debt securities as of December 31, 2025:

Balance December 31, 2025	Carrying amount	Unrealized Gains
Trading debt securities	$554,924	$4,069
Total	$554,924	$4,069